SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Government assistance) (Details) - USD ($) $ in Millions	1 Months Ended				12 Months Ended			14 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Jan. 02, 2022
Analysis of income and expense [abstract]
Net gain in costs of sales					$ 25.9	$ 46.0
Disclosure of costs of sale [Line Items]
Income from government grants and tax credits, CARES Act						18.3		$ 18.3
Accrued insurance recoveries					32.9	100.7		245.7
Government assistance					18.1	34.1		$ 34.1
Net gain in costs of sales					25.9	46.0
Repairs, salary and benefits continuation, and other expense					7.0	54.7
Proceeds from insurance recoveries	$ 50.0	$ 50.0	$ 50.0	$ 50.0		235.3	$ 35.3
Insurance recoveries receivable					$ 10.2
Retail product line
Analysis of income and expense [abstract]
Write-down of inventory to net realizable value						4.2
Disclosure of costs of sale [Line Items]
Write-down of inventory to net realizable value						4.2
Write-down of property, plant and equipment						4.6
Cash flows from operating activities
Disclosure of costs of sale [Line Items]
Proceeds from insurance recoveries						12.2
Cash flows from financing activities
Disclosure of costs of sale [Line Items]
Proceeds from insurance recoveries						$ 23.1